Significant Contingent Liabilities and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2022
Significant Contingent Liabilities and Unrecognized Contract Commitments
Significant Contingent Liabilities and Unrecognized Contract Commitments	9.Significant Contingent Liabilities and Unrecognized Contract Commitments 9(1) Contingencies None. 9(2) Commitments Except for Notes 6(6), 6(8) and 7(2), there is no other significant commitments.